Stock-Based Compensation - Schedule of Share Option Plan (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Share Option Plan [Abstract]
Number of Options outstanding at the beginning of the year | shares	10,569,170
Weighted-Average Exercise price, Options outstanding at the beginning of the year | $ / shares	$ 1.07
Number of Options, Granted during the year | shares	6,786,385
Weighted- Average Exercise price, Granted during the year | $ / shares	$ 2.78
Number of Options, Exercised during the year | shares	(1,262,732)
Weighted- Average Exercise price, Exercised during the year | $ / shares	$ 0.72
Number of Options, Expired during the year | shares	(108,324)
Weighted- Average Exercise price, Expired during the year | $ / shares	$ 0.45
Number of Options, Forfeited during the year | shares	(126,643)
Weighted- Average Exercise price, Forfeited during the year | $ / shares	$ 3.27
Number of Options outstanding at the end of the year | shares	15,857,856
Weighted-Average Exercise price, Outstanding at the end of the year | $ / shares	$ 1.81
Number of Options, exercisable at year-end | shares	9,188,779
Weighted- Average Exercise price, options exercisable at year-end | $ / shares	$ 1.1